Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument, Unamortized Discount, Current	$ 1,375,608	$ 777,610
Convertible debenture related party, net discount	$ 2,110	$ 47,110
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000		1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	100,000,000
Common stock, shares, issued	120,508,194	72,807,929
Common Stock, Shares, Outstanding	120,508,194	72,807,929	43,062,058
Preferred Class A [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	100,000	0
Preferred stock, shares outstanding	100,000	0
Preferred Class B [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	276,501	0
Preferred stock, shares outstanding	276,501	0